SEGMENT INFORMATION (Tables)	6 Months Ended
Jun. 30, 2017
Segment Reporting [Abstract]
Schedule of Segment Reporting Information, by Segment [Table Text Block]
b.	The following presents segment results of operations for the six months ended June 30, 2017 (unaudited):

	Cellocator segment	MRM segment	Elimination	Total

Segments revenues	$12,535	$30,502	$(3,965)	$39,072

Segments operating profit	$1,150	$3,471	$469	$5,090

Segments tangible and intangible assets	$8,943	$37,403	$2,104	$48,450

Depreciation and amortization	$67	$1,384	$-	$1,451

Expenditures for assets	$102	$1,010	$-	$1,112

c.	The following presents segment results of operations for the six months ended June 30, 2016 (unaudited):

	Cellocator segment	MRM segment	Elimination	Total

Segments revenues	$11,193	$23,685	$(3,838)	$31,040

Segments operating profit	$772	$2,351	$104	$3,227

Segments tangible and intangible assets	$8,431	$25,627	$2,162	$36,220

Depreciation and amortization	$166	$964	$-	$1,130

Expenditures for assets	$51	$1,078	$-	$1,129

d.	The following presents segment results of operations for the three months ended June 30, 2017 (unaudited):

	Cellocator segment	MRM segment	Elimination	Total

Segments revenues	$6,383	$15,576	$(1,918)	$20,041

Segments operating profit	$699	$1,798	$337	$2,834

Segments tangible and intangible assets	$8,943	$37,403	$2,104	$48,450

Depreciation and amortization	$34	$567	$-	$601

Expenditures for assets	$44	$300	$-	$344

e.	The following presents segment results of operations for the three months ended June 30, 2016 (unaudited):

	Cellocator segment	MRM segment	Elimination	Total

Segments revenues	$5,591	$12,248	$(1,625)	$16,214

Segments operating profit	$166	$1,438	$41	$1,645

Segments tangible and intangible assets	$8,431	$25,627	$2,162	$36,220

Depreciation and amortization	$83	$530	$-	$613

Expenditures for assets	$31	$476	$-	$507

f.	The following presents segment results of operations for the year ended December 31, 2016:

	Cellocator segment	MRM segment	Elimination	Total

Segments revenues	$22,707	$49,620	$(7,974)	$64,353

Segments operating profit	$1,660	$4,708	$(120)	$6,248

Segments tangible and intangible assets	$8,359	$35,392	$2,148	$45,899

Depreciation, amortization and impairment expenses	$321	$2,295	$-	$2,616

Expenditures for assets	$135	$2,264	$-	$2,399